Income Taxes	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Taxes
11.	INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, the subsidiary of BVI is not subject to tax on income or capital gains.

Hong Kong

Under the current laws, profits tax in Hong Kong is generally assessed at the rate of 16.5% of taxable income.

China

A new enterprise income tax law (the “EIT Law”) in the PRC was enacted and became effective on January 1, 2008. The EIT Law applies a uniform 25% enterprise income tax (“EIT”) rate to both foreign invested enterprises and domestic enterprises. Accordingly, Youlanguang Technology is subject to the EIT rate of 25% for the three years ended December 31, 2013.

The EIT Law provides a transition period from its effective date for enterprises which were established before the promulgation date of the EIT Law and were entitled to a preferential tax treatment such as a reduced tax rate or a tax holiday. According to the transitional rule, certain categories of enterprises, including the enterprises located in Shenzhen Special Economic Zone which previously enjoyed a preferential EIT rate of 15%, are eligible for a five-year transition period during which the EIT rate will be gradually increased to the uniform rate of 25%. Therefore, E-Sun Network is subject to the transitional EIT rate of 24% and 25% in 2011 and 2012, respectively. As the five-year transition period has expired, E-Sun Network applies the uniform 25% EIT rate in 2013.

E-Sun Sky Network, which is qualified as “Software Enterprise”, was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for succeeding three years commencing from the first profit-making year. 2006 was the first year of EIT exemption for E-Sun Sky Network. In addition, E-Sun Sky Network is subject to aforesaid transition rule. As a result, E-Sun Sky Network is subject to EIT at the rate of 11%, 24% and 25% in 2011, 2012 and 2013, respectively. In October 2011, E-Sun Sky Network obtained the certificate of “High-tech Enterprise” and was granted a preferential income tax rate of 15% for the three years commencing from 2011. In 2013, E-Sun Sky Network obtained the certificate of “Key Software Enterprise” and therefore was granted a preferential income tax rate of 10% for the two years ended December 31, 2012. Thus, E-Sun Sky Network complied with the lower preferential tax rate of 10% in 2011 and 2012. As such title is granted to the enterprises on an annual basis and as no approval is granted to the Company for year 2013, preferential income tax rate of 15% is applied for the “High-tech Enterprise” certification.

In March 2011, E-Sun Sky Computer obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2011 was the first year of EIT exemption for E-Sun Sky Computer. E-Sun Sky Computer is subject to EIT at the rate of 0%, 0% and 12.5% in 2011, 2012 and 2013, respectively.

In June 2013, Guangtiandi Technology obtained the certificate of “Software Enterprise”, and was granted an exemption of EIT for its first two years of operations and a half reduction in tax rate for the succeeding three years commencing from the first profit-making year. 2013 was the first year of EIT exemption for Guangtiandi Technology. Guangtiandi Technology is subject to EIT at the rate of 25%, 25% and 0% in 2011, 2012 and 2013, respectively.

Income (loss) before income taxes consists of:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Cayman Islands	(667)	(2,842)	(32,227)	(5,323)
British Virgin Islands	(3)	(22)	(12)	(2)
Hong Kong	—	(159)	(297)	(49)
PRC	42,724	25,267	62,296	10,290

	42,054	22,244	29,760	4,916

The current and deferred components of the income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Current tax expense	(7,933)	(10,856)	(20,839)	(3,442)
Deferred tax benefit (expense)	(20,564)	(7,145)	97,133	16,045

Income tax benefit (expense)	(28,497)	(18,001)	76,294	12,603

The reconciliation of tax computed by applying the statutory income tax rate applicable to PRC operations to income tax expense is as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Income before income taxes	42,054	22,244	29,760	4,916
Income tax computed at applicable tax rates (25%)	10,513	5,561	7,440	1,229
Effect of different tax rates in different jurisdictions	168	755	8,134	1,344
Non-deductible expenses	15,164	8,603	15,810	2,612
Additional taxable expenses	(1,935)	—	—	—
Effect of tax holiday	(11,783)	(8,449)	(942)	(155)
Effect of tax rate changes	(4,110)	(3,076)	(15,581)	(2,574)
Change in valuation allowance	(79)	1,621	(1,900)	(314)
Changes in interest and penalties on unrecognized tax benefits	305	544	2,222	367
Effect of EIT reversal for previous years	(1,253)	—	(2,741)	(453)
Outside basis differences	21,482	11,919	(88,796)	(14,668)
Others	25	523	60	9

	28,497	18,001	(76,294)	(12,603)

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
Balance at beginning of year	2,833	4,315	11,577	1,912
Increase relating to current year tax positions	2,738	7,464	18,843	3,113
Decrease relating to prior year tax positions	(1,253)	—	(2,955)	(489)
Decrease relating to expiration of applicable statute of limitations	(3)	(202)	(60)	(9)

Balance at end of year	4,315	11,577	27,405	4,527

At December 31, 2011, 2012 and 2013, there are RMB1,150, RMB6,024 and RMB14,342 (US$2,369) of unrecognized tax benefits that would affect the annual effective tax rate if recognized. The unrecognized tax benefits mainly related to non-deductible expenses. It is possible that the amount of unrecognized tax benefits will change in the next 12 months, pending factors such as changes in PRC tax law or administrative practices and precedents, or tax authority inquiries. An estimate of the change cannot be reasonably made.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in taxation expenses. During the years ended December 31, 2011, 2012 and 2013, the Company recognized approximately RMB305, RMB544 and RMB2,463 (US$407) and reversed approximately nil, nil and RMB241 (US$40) in interest and penalties. The Company had accrued approximately RMB547, RMB1,091 and RMB3,313 (US$547) for the payment of interest and penalties accrued as of December 31, 2011, 2012 and 2013, respectively. In general, the PRC tax authorities have up to three to five years to conduct examinations of the Company’s tax filings. The statue of limitation for transfer pricing issues is 10 years. As of December 31, 2013, the PRC subsidiaries 2011-2013 tax returns remain open to examination.

The aggregate amount and per share effect of tax holidays are as follows:

	2011	2012	2013	2013
	RMB	RMB	RMB	US$
The aggregate amount	11,783	8,449	942	155

The aggregate effect on basic and diluted earnings per share
Basic	0.05	0.04	—	—

Diluted	0.05	0.04	—	—

The components of deferred taxes are as follows:

	2012	2013	2013
	RMB	RMB	US$
Deferred tax assets, current portion
Accrued payroll and welfare payable	1,917	1,630	269
Advertising expenditure deductible in future years	3,539	11,675	1,929
Deferred government grants	2,109	2,813	465
Less: valuation allowance	(571)	(102)	(17)

Total deferred tax assets, current portion	6,994	16,016	2,646

Deferred tax assets, non-current portion
Net operating losses	3,349	1,234	204
Less: valuation allowance	(2,508)	(1,077)	(178)

Total deferred tax assets, non-current portion	841	157	26

Deferred tax liabilities, non-current portion
Outside basis differences	(88,796)	—	—

Total deferred tax liabilities, non-current portion	(88,796)	—	—

The Company records a valuation allowance on its deferred tax assets that is sufficient to reduce the deferred tax assets to an amount that is more likely than not to be realized. Future reversal of the valuation allowance will be recognized either when the benefit is realized or when it has been determined that it is more likely than not that the benefit in future earnings will be realized.

As of December 31, 2013, the Company had net operating losses (“NOLs”) of approximately RMB4,936 (US$815) from several of its VIEs, which can be carried forward to offset future net profit for income tax purposes. The NOLs as of December 31, 2013 will expire in years 2014 to 2018 if not utilized.

Reversal of deferred tax liabilities arising from outside basis differences

Deferred tax liabilities arising from outside basis differences of the Company’s investments in subsidiaries are considered under ASC subtopic 740-30 ("ASC 740-30"), Income Taxes: Other Considerations or Special Areas. The deferred tax expense relating to outside basis differences arises from (i) aggregate undistributed earnings and share capital of the VIEs that are available for distribution to E-Sun Sky Computer, a PRC tax resident company, and (ii) aggregate undistributed earnings of the foreign subsidiaries that are available for distribution to the Company.

Before May 31, 2010, the aggregate undistributed earnings of the PRC subsidiaries that were available for distribution to the Company were indefinitely reinvested and accordingly, no provision was made for income taxes that would be payable upon the distribution of those amounts to the Company.

On May 31, 2010 and November 15, 2010, the Company’s management reassessed the adequacy of working capital and declared the distribution of dividends totaling RMB159,901 to all ordinary shareholders of the Company. As a result, the Company recorded deferred tax liabilities relating to the aggregate undistributed earnings of the PRC subsidiaries that will be remitted to the Company for the dividends declared. The portion of undistributed earnings of the PRC subsidiaries exceeding the dividend distribution was indefinitely reinvested.

On December 6, 2012, the Company declared the distribution of dividends totaling RMB90,000 to all ordinary shareholders of the Company. Upon the declaration of this distribution of dividends, the Company’s management ceased indefinite reinvestment plan on the undistributed earnings of the PRC subsidiaries. As a result, the Company recorded a deferred tax liability relating to the aggregate undistributed earnings of the PRC subsidiaries that are available for distribution to the Company.

On December 28, 2013, the Company agreed to provide unlimited financial support to the VIEs and replaced E-Sun Sky Computer as the primary beneficiary of the VIEs. In addition, management has asserted to indefinitely reinvest the undistributed earnings of the subsidiaries located in the PRC. As the Company is indefinitely reinvesting the undistributed earnings of the Group’s foreign subsidiaries in the PRC, the deferred tax liabilities (i.e. RMB88,796), arising from the aggregate outside basis differences of the foreign subsidiaries and the VIEs were reversed during the year ended December 31, 2013.

The cumulative amount of the temporary differences in respect of investments in foreign subsidiaries is RMB175,402 and RMB304,191 (US$50,249) as of December 31, 2012 and 2013 respectively. Upon repatriation of the foreign subsidiaries and the VIEs’ earnings, in the form of dividends or otherwise, the Company would be subject to various PRC income taxes including withholding income tax. Determination of the amount of unrecognized deferred US income tax liability is not practicable.